Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial income:
Income on financial investments	R$ 177	R$ 130
Interest income	347	243
Discounts obtained	4	11
Exchange variation (foreign exchange profit)	205	725
Total	733	1,109
Financial Expenses:
Contingent consideration fair value adjustments	(29,621)	(26,380)
Interest on loans, financing and debentures	(3,543)	(6,549)
Other interest and expense	(3,133)	(2,522)
Exchange variation (foreign exchange losses)	(6,673)	(91)
Total	(42,970)	(35,542)
Financial income and expense, net	R$ (42,237)	R$ (34,433)